Portfolio of Investments – as of March 31, 2026 (Unaudited)
Natixis Gateway Quality Income ETF

Shares	Description	Value (†)
Common Stocks — 88.7% of Net Assets
	Aerospace & Defense — 0.8%
2,449	Lockheed Martin Corp.	$1,480,151
	Air Freight & Logistics — 1.2%
6,797	C.H. Robinson Worldwide, Inc.	1,128,778
7,707	Expeditors International of Washington, Inc.	1,103,873
		2,232,651
	Automobiles — 1.1%
5,529	Tesla, Inc.(a)	2,055,406
	Banks — 1.8%
7,825	JPMorgan Chase & Co.	2,301,802
34,004	Regions Financial Corp.	888,184
		3,189,986
	Beverages — 0.8%
21,217	Monster Beverage Corp.(a)	1,537,384
	Biotechnology — 2.3%
5,149	AbbVie, Inc.	1,119,856
13,507	Gilead Sciences, Inc.	1,882,471
9,481	Incyte Corp.(a)	892,352
632	Vertex Pharmaceuticals, Inc.(a)	282,213
		4,176,892
	Broadline Retail — 3.3%
28,955	Amazon.com, Inc.(a)	6,030,458
	Building Products — 0.5%
6,534	A.O. Smith Corp.	430,852
1,005	Lennox International, Inc.	466,451
		897,303
	Capital Markets — 1.5%
1,583	Cboe Global Markets, Inc.	444,934
2,068	FactSet Research Systems, Inc.	448,735
2,070	Moody's Corp.	903,038
10,482	T. Rowe Price Group, Inc.	944,847
		2,741,554
	Chemicals — 0.1%
1,760	CF Industries Holdings, Inc.	228,518
	Commercial Services & Supplies — 1.5%
10,925	Cintas Corp.	1,847,854
16,834	Rollins, Inc.	899,104
		2,746,958
	Communications Equipment — 0.4%
5,546	Arista Networks, Inc.(a)	680,938
	Construction & Engineering — 1.6%
655	Comfort Systems USA, Inc.	903,238
2,574	EMCOR Group, Inc.	1,900,410
		2,803,648
	Consumer Staples Distribution & Retail — 3.3%
4,662	Costco Wholesale Corp.	4,645,357
9,429	Kroger Co.	682,282
5,204	Walmart, Inc.	646,753
		5,974,392
	Electric Utilities — 0.7%
8,829	NRG Energy, Inc.	1,290,270
	Electrical Equipment — 0.1%
195	GE Vernova, Inc.	170,216
	Electronic Equipment, Instruments & Components — 0.6%
1,337	CDW Corp.	161,804
3,140	Jabil, Inc.	834,078
		995,882
Shares	Description	Value (†)
	Entertainment — 0.7%
5,069	Netflix, Inc.(a)	$487,384
1,572	Spotify Technology SA(a)	762,279
		1,249,663
	Financial Services — 4.4%
5,271	Berkshire Hathaway, Inc., Class B(a)	2,525,863
4,168	Jack Henry & Associates, Inc.	658,711
9,158	Mastercard, Inc., Class A	4,575,886
891	Visa, Inc., Class A	269,296
		8,029,756
	Food Products — 1.2%
27,627	Archer-Daniels-Midland Co.	2,008,206
2,653	Tyson Foods, Inc., Class A	169,978
		2,178,184
	Ground Transportation — 0.9%
3,177	J.B. Hunt Transport Services, Inc.	673,206
5,275	Old Dominion Freight Line, Inc.	1,030,735
		1,703,941
	Health Care Equipment & Supplies — 1.7%
2,301	Dexcom, Inc.(a)	144,503
4,589	IDEXX Laboratories, Inc.(a)	2,578,513
1,358	ResMed, Inc.	304,844
		3,027,860
	Health Care Providers & Services — 2.6%
5,780	Cardinal Health, Inc.	1,221,372
8,840	Cencora, Inc.	2,776,997
735	McKesson Corp.	636,040
		4,634,409
	Hotels, Restaurants & Leisure — 0.5%
83	Booking Holdings, Inc.	349,457
1,785	Domino's Pizza, Inc.	640,440
		989,897
	Household Durables — 0.6%
155	NVR, Inc.(a)	1,021,424
	Household Products — 0.9%
2,683	Clorox Co.	278,039
15,235	Colgate-Palmolive Co.	1,298,479
		1,576,518
	Insurance — 2.2%
1,459	Erie Indemnity Co., Class A	366,661
11,933	Progressive Corp.	2,365,598
13,628	Prudential Financial, Inc.	1,331,320
		4,063,579
	Interactive Media & Services — 8.0%
33,543	Alphabet, Inc., Class A	9,645,625
8,328	Meta Platforms, Inc., Class A	4,764,699
		14,410,324
	IT Services — 1.2%
4,997	Accenture PLC, Class A	990,855
4,803	VeriSign, Inc.	1,192,873
		2,183,728
	Machinery — 0.4%
2,660	Illinois Tool Works, Inc.	692,371
	Metals & Mining — 0.4%
5,887	Newmont Corp.	637,268
979	Nucor Corp.	165,549
		802,817
	Oil, Gas & Consumable Fuels — 5.2%
12,539	APA Corp.	532,155
13,321	EOG Resources, Inc.	1,925,817

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
4,161	Marathon Petroleum Corp.	$1,016,033
9,691	Phillips 66	1,765,506
1,387	Texas Pacific Land Corp.	658,215
13,828	Valero Energy Corp.	3,416,622
		9,314,348
	Pharmaceuticals — 2.4%
2,750	Eli Lilly & Co.	2,529,368
1,030	Johnson & Johnson	251,773
12,483	Merck & Co., Inc.	1,501,580
		4,282,721
	Semiconductors & Semiconductor Equipment — 13.6%
2,927	Advanced Micro Devices, Inc.(a)	595,440
3,082	Applied Materials, Inc.	1,053,397
11,097	Broadcom, Inc.	3,434,632
939	KLA Corp.	1,382,593
9,565	Lam Research Corp.	2,043,658
3,326	Micron Technology, Inc.	1,123,656
141	Monolithic Power Systems, Inc.	154,162
76,420	NVIDIA Corp.	13,327,648
9,581	QUALCOMM, Inc.	1,233,841
559	Teradyne, Inc.	165,721
		24,514,748
	Software — 7.1%
6,180	Adobe, Inc.(a)	1,502,234
2,989	AppLovin Corp., Class A(a)	1,189,622
17,799	Fortinet, Inc.(a)	1,454,534
19,581	Microsoft Corp.	7,248,299
7,138	Palantir Technologies, Inc., Class A(a)	1,044,147
3,559	ServiceNow, Inc.(a)	372,094
		12,810,930
	Specialized REITs — 0.4%
2,655	Public Storage	719,186
	Specialty Retail — 2.8%
11,213	Best Buy Co., Inc.	719,874
3,330	Home Depot, Inc.	1,095,204
10,057	TJX Cos., Inc.	1,606,103
1,339	Ulta Beauty, Inc.(a)	699,909
5,298	Williams-Sonoma, Inc.	965,984
		5,087,074
	Technology Hardware, Storage & Peripherals — 7.0%
47,133	Apple, Inc.	11,961,884
2,514	NetApp, Inc.	257,409
269	Sandisk Corp.(a)	170,906
5,439	Super Micro Computer, Inc.(a)	123,846
625	Western Digital Corp.	169,056
		12,683,101
Shares	Description	Value (†)
	Textiles, Apparel & Luxury Goods — 1.3%
8,379	Deckers Outdoor Corp.(a)	$838,654
6,208	Lululemon Athletica, Inc.(a)	950,445
1,633	Ralph Lauren Corp.	561,736
		2,350,835
	Trading Companies & Distributors — 1.6%
29,408	Fastenal Co.	1,364,531
1,466	W.W. Grainger, Inc.	1,599,128
		2,963,659
	Total Common Stocks (Identified Cost $153,467,893)	160,523,680

Principal Amount
Equity-Linked Notes — 10.1%
$4,694,547	Barclays Bank PLC, (S&P 500 Index), 121.000%, 4/17/2026(b)	4,759,352
5,107,412	BNP Paribas Issuance BV, (S&P 500 Index), 147.080%, 4/24/2026(b)	5,172,569
4,713,591	GS Finance Corp., MTN, (S&P 500 Index), 152.600%, 5/01/2026(b)	4,713,592
3,587,403	Royal Bank of Canada, (S&P 500 Index), 127.910%, 4/10/2026(b)	3,577,792
	Total Equity-Linked Notes (Identified Cost $18,102,954)	18,223,305

Short-Term Investments — 0.4%
675,030
Tri-Party Repurchase Agreement with Fixed Income
Clearing Corporation, dated 3/31/2026 at 2.150% to
be repurchased at $675,070 on 4/01/2026
collateralized by $676,400 U.S. Treasury Note,
3.875% due 10/15/2027  valued at $688,637 including
accrued interest(c)
(Identified Cost $675,030)
		675,030
	Total Investments — 99.2% (Identified Cost $172,245,877)	179,422,015
	Other assets less liabilities — 0.8%	1,401,702
	Net Assets — 100.0%	$180,823,717

MTN	Medium Term Note

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Equity-linked notes are fair valued at bid prices supplied by an independent pricing service. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the value of Rule 144A holdings amounted to
$18,223,305 or 10.1% of net assets.

(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2026, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2026, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$160,523,680	$ —	$ —	$160,523,680
Equity-Linked Notes	—	18,223,305	—	18,223,305
Short-Term Investments	—	675,030	—	675,030
Total Investments	$160,523,680	$18,898,335	$—	$179,422,015

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.